SBSF FUNDS, INC.
                            (d/b/a Key Mutual Funds)
                            Registration No. 2-84920

                             CERTIFICATE PURSUANT TO
                                   Rule 497(j)


         The undersigned hereby certifies on behalf of SBSF Funds, Inc. (d/b/a Key Mutual Funds) (the "Company") that the form of Prospectus for the Company's KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 does not differ from the Prospectus contained in Post-Effective Amendment No. 28 to the Company's Registration Statement on Form N-1A. The text of Post-Effective Amendment No. 28 was filed electronically on December 16, 1996.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 19th day of December, 1996.

Witness:                                            SBSF FUNDS, INC.
                                                    (d/b/a Key Mutual Funds)

By:  /s/ Robert L. Tuch                              By:  /s/ Scott A. Englehart
         Robert L. Tuch                              Name: Scott A. Englehart
         Assistant Secretary                         Title: Vice President